Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation
Share-based compensation
23.	Share-based compensation

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized were RMB120.0 million, RMB77.0 million and RMB1.19 billion, respectively.

Share incentive plan

On December 31, 2006, the Company implemented an Employee Stock Incentive Plan (“2006 Plan”) under which the Company has reserved 1,028,512.5 ordinary shares for employees. The Board of Directors of the Company may invite employees of the Group to subscribe for options over the Company’s ordinary shares.

On February 8, 2010, the Company implemented an Employee Stock Incentive Plan (“2010 Plan”) under which the Company has reserved 3,089,887.5 ordinary shares for employees. The 2010 Plan stipulates that if options are forfeited, the forfeited options can be added back to the option pool to be granted to other employees. The board of the Company may invite employees of the Company to subscribe for options over the Company’s ordinary shares.

On August 7, 2012, the Company implemented an Employee Stock Incentive Plan (“2012 Plan”) under which the Company has reserved 1,908,180.0 ordinary shares to motivate, attract and retain employees, and directors. The 2012 Plan permits the awards of options and RSUs.

On November 17, 2016, the Company implemented an Employee Stock Incentive Plan (“2016 Plan”) under which the Company has reserved 2,500,000.0 ordinary shares to attract and retain the best available personnel and provide additional incentives to employees, officers, directors and advisors of the Company. The 2016 Plan permits the awards of options and RSUs.

Share options

The Company granted share options on December 31, 2006, February 8, 2010, December 28, 2010 and August 7, 2012, respectively. Options granted typically expire in ten years from the respective grant dates, except for options granted on December 31, 2006 whose expiration date was extended to December 31, 2026. The options have graded vesting terms, and vest in equal tranches from the grant date over three or four years, on the condition that employees remain in service without any performance requirements.

The activities of share options for the year ended December 31, 2017 is summarized as below:

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic value US$ in thousands	Weighted average remaining contractual life
Outstanding as of January 1, 2017	972,581.0	5.71	12,867	4.99 years
Granted during the year	-	-
Exercised during the year	(558,875.0)	5.10
Forfeited during the year	-	-
Outstanding as of December 31, 2017	413,706.0	6.54	10,450	3.82 years
Exercisable as of December 31, 2017	413,706.0	6.54	10,450	3.82 years

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day of the year and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2015, 2016 and 2017 was RMB51.2 million, RMB126.6 million and RMB93.2 million, respectively. The total fair value of options vested during the years ended December 31, 2015, 2016 and 2017 was RMB3.2 million, RMB3.4 million and nil, respectively.

For the years ended December 31, 2015, 2016 and 2017, share-based compensation expenses recognized associated with the share options were RMB1.4 million, RMB0.5 million and nil, respectively. As of December 31, 2017, there were no unrecognized share-based compensation expenses related to share options.

Restricted shares units

Starting from 2013, the Company granted RSUs under share incentive plans. The RSUs granted would vest (i) on the anniversary of the grant date, or in equal tranches from the grant date over three or four years, on the condition that employees remain in service without any performance requirements; or (ii) on specific dates, or in equal tranches from the grant date over three or four years, if the grantees’ key performance indicators were achieved on each vest date.

Once the vesting conditions underlying the respective RSUs are met, the RSUs are considered duly and validly issued to the holder, and free of restrictions on transfer.

The activities of RSUs for the year ended December 31, 2017 is summarized as below:

	Number of RSUs	Weighted-average fair value per RSU granted (US$)
Outstanding as of January 1, 2017	1,446,080.0	26.34
Granted during the year	2,660,687.0	22.44
Vested and sold during the year	(890,959.0)	25.33
Forfeited during the year	(404,056.0)	23.26
Outstanding as of December 31, 2017	2,811,752.0	23.42
Vested as of December 31, 2017	922,178.0	22.28

The weighted-average grant-date fair value during the years ended December 31, 2015, 2016 and 2017 was US$54.03, US$23.25 and US$ 22.44, respectively. The total fair value of the RSUs vested during the years ended December 31, 2015, 2016 and 2017 was RMB83.8 million, RMB99.4 million, RMB209.5 million, respectively.

For the years ended December 31, 2015, 2016 and 2017, share-based compensation recognized associated with the RSUs was RMB118.6 million, RMB75.8 million and RMB268.5 million, respectively. As of December 31, 2017, there was RMB181.4 million of unrecognized share-based compensation expense related to RSUs. The compensation expenses are expected to be recognized over a weighted-average period of 3.02 years.

Subsidiaries-Yixin

In November 2017, Yixin implemented share recapitalization to effect a 7-for-1 share split for all ordinary shares then issued and outstanding. All information related to Yixin’s ordinary shares and stock options have been retroactively adjusted to give effect to the share split.

On May 26, 2017, Yixin approved the establishment of the Pre-IPO Share Option Scheme which was amended on September 1, 2017, the purpose of which is to provide an incentive for employees and persons contributing to Yixin. The Pre-IPO Share Option Scheme shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2017 Share Incentive Plan shall be 418,464,263 shares.

On May 26, 2017, Yixin approved the establishment of the First Share Award Scheme which was amended on September 1, 2017, the purpose of which is to provide an incentive for employees and persons contributing to Yixin. The First Share Award Scheme shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under First Share Award Scheme shall be 70,830,417 shares.

On September 1, 2017, Yixin approved the establishment of the Second Share Award Scheme with the purpose of which is to provide an incentive for employees and persons contributing to Yixin. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under Second Share Award Scheme shall be 5% of the total number of issued shares without Shareholders’ approval, subject to an annual limit of 3% of the total number of issued shares at the relevant time.

From July 2017 to October 2017, 395,341,709 share options were granted under the Pre-IPO Share Option Scheme to 149 grantees of Yixin. Subject to the grantee continuing to be an employee of Yixin, 49.0%, 17.7%, 12.0%, 12.0%, 9.0% and 0.3% of the share options shall vest in 2017, 2018, 2019, 2020, 2021 and 2022, respectively. The exercise price of the share options is US$0.0014 per share.

The activities of Yixin’s share options for the year ended December 31, 2017 is summarized as below:

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic value US$ in thousands	Weighted average remaining contractual life
Outstanding as of January 1, 2017	-		-
Granted during the year	395,341,709	0.0014
Exercised during the year	(1,134,000)	0.0014
Forfeited during the year	(1,778,000)	0.0014
Outstanding as of December 31, 2017	392,429,709	0.0014	314,387	9.55
Exercisable as of December 31, 2017	192,599,071	0.0014	314,387	9.51

The aggregate intrinsic value in the table above represents the difference between Yixin’s closing stock price on the last trading day of the year and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2017 was RMB5.2 million. The total fair value of options vested during the years ended December 31, 2017 was RMB690.0 million.

For the year ended December 31 2017, total share-based compensation expenses recognized were RMB891.7 million, and there was RMB567.0 million unrecognized compensation expenses related to share options granted by Yixin. The compensation expenses are expected to be recognized over a weighted-average period of 3.39 years.

The estimate of the fair values of the options were measured based on the binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used on the date of grant and weighted-average fair value per option granted:

	July 3, 2017		October 1, 2017

Fair value per share	US$	0.53	US$	0.70
Exercise price	US$	0.0014	US$	0.0014
Risk-free interest rate		2.50%		2.46%
Dividend yield		0.00%		0.00%
Weighted-average fair value per option granted	US$	0.53	US$	0.70
Expected volatility		51%		56%
Expected terms		10 years		10 years

Subsidiaries-Others

Other subsidiary of the Company also has equity incentive plans granting RSUs. For the year ended December 31 2017, total share-based compensation expenses recognized were RMB23.3 million, and there was RMB63.0 million unrecognized compensation expenses related to RSUs granted by other subsidiary.